Provisions - Summary of Changes in Provisions (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Begining balance	R$ 2,435	R$ 2,435
Acquisition		21,611
Additions		7,065
Payments		(7,417)
Ending balance		23,694	R$ 2,435
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Begining balance	1,109	1,109
Acquisition		11,799
Additions		6,779
Payments		(7,417)
Ending balance		12,270	1,109
Provisions For Income Tax [Member]
Disclosure of other provisions [line items]
Acquisition		5,334
Ending balance		5,334
Provisions For Labour [Member]
Disclosure of other provisions [line items]
Begining balance	1,326	1,326
Acquisition		4,478
Additions		286
Ending balance		6,090	1,326
Boa Vista Servicos S A [member]
Disclosure of other provisions [line items]
Begining balance	14,074	14,074	25,992
Additions	16,581		9,209
Write-offs			(678)
Payments	(9,044)		(7,205)
Interest and fines	20		887
Transfer to liabilities held for sale			(14,131)
Ending balance	21,631		14,074
Boa Vista Servicos S A [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Begining balance	6,592	6,592	4,588
Additions	14,251		9,209
Payments	(9,044)		(7,205)
Ending balance	11,799		6,592
Boa Vista Servicos S A [member] | Provisions For Income Tax [Member]
Disclosure of other provisions [line items]
Begining balance	5,334	5,334	7,741
Interest and fines	20		887
Transfer to liabilities held for sale			(3,294)
Ending balance	5,354		5,334
Boa Vista Servicos S A [member] | Provisions For Labour [Member]
Disclosure of other provisions [line items]
Begining balance	2,148	R$ 2,148	13,663
Additions	2,330
Write-offs			(678)
Transfer to liabilities held for sale			(10,837)
Ending balance	R$ 4,478		R$ 2,148